Taxation (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016 [1]	Jun. 30, 2016 [1]	Mar. 31, 2016 [1]	Jun. 30, 2016 [1]	Sep. 30, 2016 [1]	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Current tax expense:
Bermuda						$ 0.0	$ 0.0		$ 0.0
Foreign						21.8	19.5		8.2
Deferred tax expense:
Bermuda						0.0	0.0		0.0
Foreign						(8.7)	15.5		12.3
Amortization of tax effect on internal sale of assets						9.1	9.1		9.1
Total provision	$ 19.1	$ 1.6	$ 4.0	$ 5.6	$ 24.7	$ 22.2	$ 44.1	[1]	$ 29.6	[1]
Effective tax rate						(73.50%)	(347.20%)		(10.80%)
Income taxes at statutory rate (as a percent)						0.00%	0.00%
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income taxes at statutory rate						$ 0.0	$ 0.0		$ 0.0
Effect of amortization of tax on internal sale of assets						9.1	9.1		9.1
Effect of unremitted earnings of subsidiaries						(3.5)	21.4		0.0
Effect of taxable income in various countries						16.6	13.6		20.5
Total provision	$ 19.1	$ 1.6	$ 4.0	$ 5.6	$ 24.7	22.2	44.1	[1]	$ 29.6	[1]
Components of Deferred Tax Assets [Abstract]
Pension						0.0	5.4
Loss carry forward						13.5	2.5
Gross deferred tax asset						13.5	7.9
Valuation allowance related to net operating losses carried forward						(13.5)	(0.4)
Net deferred tax asset						0.0	7.5
Components of Deferred Tax Liabilities [Abstract]
Long term maintenance						30.0	36.3
Unremitted Earnings of Subsidiaries						17.9	21.4
Other						0.5	0.0
Gross deferred tax liability						48.4	57.7
Net deferred tax liability						$ (48.4)	$ (50.2)

[1]	Refer to "Note 27 - Restatement of previously issued financial statements".